Income Tax - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Property tax expense	€ 28,000
Deferred tax assets for unused tax losses recognized	€ 0